Consolidated Statement of Cash Flows	6 Months Ended
Mar. 31, 2016 USD ($)
CASH FLOW FROM OPERATING ACTIVITIES:
Net Loss	$ (475,761)
Adjustments to reconcile net loss to net cash used in operating activities:
Fair value of stock compensation to related parties	252,000
Increase in accounts payable and accrued expenses	37,500
Increase in customer deposits	45,930
Increase in accounts payable - related party	31,500
NET CASH USED IN OPERATING ACTIVITIES	(108,831)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	319,000
NET CHANGE IN CASH	210,169
Cash at beginning of period
Cash at end of period	$ 210,169